UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks rose for the fourth year in a row, though returns were the lowest of the last four years. Investor enthusiasm for the U.S. economic recovery was offset by concerns over a sharp slowdown in China. Aggressive central bank stimulus measures continued to support markets in Europe and Japan, while the U.S. gradually stepped back from accommodative policies. Emerging markets stocks generally lagged their developed-market counterparts by a wide margin. Mergers-and-acquisitions activity reached a record high, fueled by cheap financing. Defensive stocks outpaced economically sensitive sectors. Health care and consumer staples stocks rallied, while energy and materials stocks plummeted amid falling prices for oil and other commodities. At the end of the year, the U.S. Federal Reserve raised interest rates for the first time in nearly a decade, setting the stage for tighter monetary policy in the years ahead. The U.S. dollar rose against the euro and most other currencies.
For the 12 month period ended December 31, 2015, the Great-West S&P Small Cap 600® Index Fund (Initial Class shares) returned -2.54% net of fees. The S&P Small Cap 600® Index fell 1.97% during 2015. The small cap space underperformed large caps while outperforming mid-caps, as the S&P 500® Index posted a gain of 1.38% and the S&P Midcap 400® Index fell 2.18%. U.S. stocks climbed to an all-time high in May, but worries about global economic growth, the interest rate outlook, corporate earnings and the health of the high-yield bond sector weighed on equities in the second half of the year. The energy sector was the worst performer for the second straight year, and oil prices tumbled due to increased supply.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	N/A	N/A	-3.57%
Initial Class	-2.54%	10.87%	7.46%
Class L	-2.79%	N/A	14.44%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2015
Sector	Percentage of Fund Investments
Financial	21.78%
Consumer, Non-cyclical	18.30
Industrial	15.10
Consumer, Cyclical	12.62
Technology	9.15
Communications	4.65
Utilities	3.73
Basic Materials	3.17
Energy	2.15
Short Term Investments	9.35
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 940.60	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.91	$1.32
Initial Class
Actual	$1,000.00	$ 938.10	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03
Class L
Actual	$1,000.00	$ 937.30	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.34
*	Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class, 0.60% for the Initial Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.47%
31,951	A Schulman Inc	$ 978,979
32,217	Aceto Corp	869,215
203,018	AK Steel Holding Corp(a)(b)	454,760
29,155	American Vanguard Corp	408,462
35,145	Balchem Corp	2,136,816
58,816	Calgon Carbon Corp	1,014,576
53,481	Century Aluminum Co(a)(b)	236,386
19,595	Clearwater Paper Corp(a)	892,160
12,371	Deltic Timber Corp	728,281
10,360	Hawkins Inc	370,577
56,096	HB Fuller Co	2,045,821
21,853	Innophos Holdings Inc	633,300
26,467	Innospec Inc	1,437,423
64,954	Intrepid Potash Inc(a)(b)	191,614
19,345	Kaiser Aluminum Corp	1,618,403
23,533	Koppers Holdings Inc(a)	429,477
35,672	Kraton Performance Polymers Inc(a)	592,512
22,590	Materion Corp	632,520
18,436	Neenah Paper Inc	1,150,959
47,899	PH Glatfelter Co	883,258
14,786	Quaker Chemical Corp	1,142,366
48,884	Rayonier Advanced Materials Inc	478,574
33,869	Schweitzer-Mauduit International Inc	1,422,159
19,924	Stepan Co	990,024
132,115	Stillwater Mining Co(a)(b)	1,132,226
59,521	US Silica Holdings Inc(b)	1,114,828
9,567	Veritiv Corp(a)	346,517
		24,332,193
Communications — 5.09%
96,694	8x8 Inc(a)	1,107,146
56,089	ADTRAN Inc	965,853
31,652	Anixter International Inc(a)	1,911,464
11,920	Atlantic Tele-Network Inc	932,502
17,072	Black Box Corp	162,696
46,713	Blucora Inc(a)	457,787
12,163	Blue Nile Inc(a)	451,612
40,307	CalAmp Corp(a)	803,319
234,071	Cincinnati Bell Inc(a)	842,656
36,515	comScore Inc(a)	1,502,592
18,355	Comtech Telecommunications Corp	368,752
55,939	Consolidated Communications Holdings Inc	1,171,922
47,473	DHI Group Inc(a)	435,327
6,658	ePlus Inc(a)	620,925
59,118	EW Scripps Co Class A	1,123,242
20,923	FTD Cos Inc(a)(b)	547,555
126,496	Gannett Co Inc	2,060,620
54,473	General Cable Corp(a)	731,572
33,016	General Communication Inc Class A(a)	653,056
99,036	Harmonic Inc(a)	403,077
56,949	Harte-Hanks Inc	184,515
27,348	HealthStream Inc(a)	601,656
Shares		Fair Value
Communications — (continued)
87,981	Iridium Communications Inc(a)(b)	$ 739,920
65,787	Ixia (a)	817,732
26,429	Liquidity Services Inc(a)	171,788
27,850	LogMeIn Inc(a)	1,868,735
26,955	Lumos Networks Corp	301,896
35,904	NETGEAR Inc(a)	1,504,737
67,600	NIC Inc	1,330,368
38,083	Perficient Inc(a)	651,981
40,251	QuinStreet Inc(a)	172,677
96,950	Ruckus Wireless Inc(a)	1,038,334
28,994	Scholastic Corp	1,118,009
22,646	Sizmek Inc(a)	82,658
23,907	Spok Holdings Inc	437,976
16,670	Stamps.com Inc(a)	1,827,199
33,596	VASCO Data Security International Inc(a)(b)	562,061
49,459	ViaSat Inc(a)(b)(c)	3,017,494
258,082	Viavi Solutions Inc(a)	1,571,719
26,642	XO Group Inc(a)	427,871
		35,683,001
Consumer, Cyclical — 13.82%
14,732	Allegiant Travel Co	2,472,472
15,119	American Woodmark Corp(a)	1,209,218
14,891	Arctic Cat Inc(b)	243,915
43,626	Barnes & Noble Education Inc(a)	434,079
68,561	Barnes & Noble Inc(b)	597,166
21,657	Big 5 Sporting Goods Corp	216,353
1,201	Biglari Holdings Inc(a)	391,310
22,877	BJ's Restaurants Inc(a)	994,463
23,394	Bob Evans Farms Inc	908,857
87,645	Boyd Gaming Corp(a)	1,741,506
30,637	Buckle Inc(b)	943,007
48,731	Caleres Inc	1,306,965
99,393	Callaway Golf Co	936,282
28,420	Cash America International Inc	851,179
28,718	Cato Corp Class A	1,057,397
22,951	Children's Place Inc	1,266,895
25,695	Core-Mark Holding Co Inc	2,105,448
81,169	Crocs Inc(a)	831,171
44,480	Daktronics Inc	387,866
18,945	DineEquity Inc	1,604,073
34,748	Dorman Products Inc(a)(b)	1,649,488
19,246	DTS Inc(a)	434,575
42,648	Essendant Inc	1,386,486
29,249	Ethan Allen Interiors Inc(b)	813,707
80,634	Express Inc(a)	1,393,355
60,558	Ezcorp Inc Class A(a)(b)	302,184
48,651	Finish Line Inc Class A	879,610
31,381	First Cash Financial Services Inc(a)	1,174,591
60,452	Five Below Inc(a)	1,940,509
48,388	Francesca's Holdings Corp(a)	842,435
38,863	Fred's Inc Class A	636,187
21,769	G&K Services Inc Class A	1,369,270
44,387	G-III Apparel Group Ltd(a)	1,964,569
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Cyclical — (continued)
24,776	Genesco Inc(a)	$ 1,408,020
39,998	Gentherm Inc(a)	1,895,905
25,150	Group 1 Automotive Inc	1,903,855
23,793	Haverty Furniture Cos Inc	510,122
53,646	Hawaiian Holdings Inc(a)	1,895,313
25,543	Hibbett Sports Inc(a)(b)	772,420
53,193	Iconix Brand Group Inc(a)(b)	363,308
18,532	Installed Building Products Inc(a)	460,150
73,448	Interface Inc	1,405,795
43,921	Interval Leisure Group Inc(b)	685,607
32,774	iRobot Corp(a)(b)	1,160,200
16,627	Kirkland's Inc	241,091
55,386	La-Z-Boy Inc	1,352,526
26,495	Lithia Motors Inc Class A	2,826,222
30,170	Lumber Liquidators Holdings Inc(a)	523,751
27,483	M/I Homes Inc(a)	602,427
21,959	Marcus Corp	416,562
28,931	MarineMax Inc(a)	532,909
30,010	Marriott Vacations Worldwide Corp	1,709,069
53,813	Men's Wearhouse Inc	789,975
41,403	Meritage Homes Corp(a)	1,407,288
50,959	Mobile Mini Inc	1,586,354
11,812	Monarch Casino & Resort Inc(a)	268,369
20,471	Motorcar Parts of America Inc(a)	692,124
19,175	Movado Group Inc	492,989
19,805	Outerwall Inc(b)	723,675
15,912	Oxford Industries Inc	1,015,504
31,996	Papa John's International Inc	1,787,616
58,670	Pep Boys-Manny Moe & Jack(a)	1,080,115
13,804	Perry Ellis International Inc(a)	254,270
23,134	PetMed Express Inc(b)	396,517
66,714	Pinnacle Entertainment Inc(a)	2,076,140
47,388	Pool Corp(c)	3,828,003
25,051	Popeyes Louisiana Kitchen Inc(a)	1,465,483
15,727	Red Robin Gourmet Burgers Inc(a)	970,985
41,499	Regis Corp(a)	587,211
57,749	Republic Airways Holdings Inc(a)	226,954
72,429	Ruby Tuesday Inc(a)	399,084
38,161	Ruth's Hospitality Group Inc	607,523
30,146	ScanSource Inc(a)	971,304
55,300	Scientific Games Corp Class A(a)(b)	496,041
56,239	Select Comfort Corp(a)	1,204,077
55,224	SkyWest Inc	1,050,360
36,937	Sonic Automotive Inc Class A	840,686
55,579	Sonic Corp	1,795,757
36,442	Stage Stores Inc(b)	331,987
22,328	Standard Motor Products Inc	849,580
33,388	Stein Mart Inc	224,701
62,380	Steven Madden Ltd(a)	1,885,124
26,861	Superior Industries International Inc	494,780
70,080	Texas Roadhouse Inc	2,506,762
Shares		Fair Value
Consumer, Cyclical — (continued)
49,481	Titan International Inc	$ 194,955
48,964	Tuesday Morning Corp(a)	318,266
16,481	Unifi Inc(a)	463,940
16,738	UniFirst Corp	1,744,100
16,488	Universal Electronics Inc(a)	846,659
33,162	Vitamin Shoppe Inc(a)	1,084,397
21,148	VOXX International Corp(a)	111,238
29,482	Winnebago Industries Inc(b)	586,692
113,195	Wolverine World Wide Inc	1,891,488
21,496	Zumiez Inc(a)	325,020
		96,825,933
Consumer, Non-Cyclical — 20.03%
23,516	Abaxis Inc	1,309,371
43,315	ABIOMED Inc(a)(c)	3,910,478
62,420	ABM Industries Inc	1,777,097
47,699	Acorda Therapeutics Inc(a)	2,040,563
13,299	Adeptus Health Inc Class A(a)	725,061
86,574	Affymetrix Inc(a)(b)	873,532
39,609	Air Methods Corp(a)	1,660,805
29,451	Albany Molecular Research Inc(a)(b)	584,602
9,643	Almost Family Inc(a)	368,652
30,907	Amedisys Inc(a)(b)	1,215,263
18,829	American Public Education Inc(a)	350,408
52,033	AMN Healthcare Services Inc(a)	1,615,625
13,576	Analogic Corp	1,121,378
29,660	Andersons Inc	938,146
30,793	AngioDynamics Inc(a)	373,827
8,536	ANI Pharmaceuticals Inc(a)(b)	385,187
16,653	Anika Therapeutics Inc(a)	635,478
64,417	B&G Foods Inc	2,255,883
53,462	Brink's Co	1,542,913
16,634	Calavo Growers Inc	815,066
34,569	Cal-Maine Foods Inc(b)	1,601,927
34,763	Cambrex Corp(a)	1,636,990
39,919	Cantel Medical Corp	2,480,567
12,414	Capella Education Co	573,775
49,903	Cardtronics Inc(a)	1,679,236
70,221	Career Education Corp(a)	254,902
14,622	CDI Corp	98,845
11,970	Central Garden & Pet Co(a)	161,834
37,193	Central Garden & Pet Co Class A(a)	505,825
18,895	Chemed Corp	2,830,471
28,963	CONMED Corp	1,275,820
11,337	CorVel Corp(a)	497,921
34,655	Cross Country Healthcare Inc(a)	567,995
28,212	CryoLife Inc	304,125
24,534	Cynosure Inc Class A(a)	1,095,934
181,274	Darling Ingredients Inc(a)	1,907,003
67,788	Depomed Inc(a)(b)	1,228,996
29,468	Diamond Foods Inc(a)	1,135,991
33,935	Emergent BioSolutions Inc(a)	1,357,739
14,398	Enanta Pharmaceuticals Inc(a)(b)	475,422
51,636	Ensign Group Inc	1,168,523
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
43,573	ExamWorks Group Inc(a)	$ 1,159,042
10,563	Forrester Research Inc	300,834
27,362	Greatbatch Inc(a)	1,436,505
51,717	Green Dot Corp Class A(a)	849,193
57,103	Haemonetics Corp(a)	1,841,001
38,011	Hanger Inc(a)	625,281
80,310	Healthcare Services Group Inc	2,800,410
38,617	HealthEquity Inc(a)	968,128
35,171	Healthways Inc(a)	452,651
40,526	Heartland Payment Systems Inc(c)	3,842,675
18,659	Heidrick & Struggles International Inc	507,898
31,559	Helen of Troy Ltd(a)(c)	2,974,436
97,600	HMS Holdings Corp(a)	1,204,384
15,947	ICU Medical Inc(a)	1,798,503
73,818	Impax Laboratories Inc(a)(c)	3,156,458
16,222	Inogen Inc(a)	650,340
21,334	Insperity Inc	1,027,232
31,545	Integra LifeSciences Holdings Corp(a)	2,138,120
19,505	Inter Parfums Inc	464,609
33,692	Invacare Corp	585,904
16,575	J&J Snack Foods Corp	1,933,805
33,480	Kelly Services Inc Class A	540,702
94,348	Kindred Healthcare Inc(b)	1,123,685
57,229	Korn/Ferry International	1,898,858
11,011	Landauer Inc	362,482
30,247	Lannett Co Inc(a)(b)	1,213,510
7,848	Lendingtree Inc(a)	700,669
13,944	LHC Group Inc(a)	631,524
20,244	Ligand Pharmaceuticals Inc(a)(b)	2,194,855
41,631	Luminex Corp(a)	890,487
28,648	Magellan Health Inc(a)	1,766,436
50,943	Masimo Corp(a)	2,114,644
36,602	Matthews International Corp Class A	1,956,377
76,845	Medicines Co(a)(b)	2,869,392
10,766	Medifast Inc	327,071
45,320	Meridian Bioscience Inc	929,966
48,677	Merit Medical Systems Inc(a)	904,906
109,672	MiMedx Group Inc(a)(b)	1,027,627
69,590	Momenta Pharmaceuticals Inc(a)	1,032,716
35,662	Monro Muffler Brake Inc	2,361,538
103,640	Monster Worldwide Inc(a)	593,857
36,655	Natus Medical Inc(a)	1,761,273
53,775	Navigant Consulting Inc(a)	863,627
147,589	Nektar Therapeutics(a)(b)	2,486,875
41,570	Neogen Corp(a)	2,349,536
32,657	Nutrisystem Inc	706,697
54,605	NuVasive Inc(a)(c)	2,954,677
52,863	On Assignment Inc(a)	2,376,192
33,896	PharMerica Corp(a)	1,186,360
19,638	Phibro Animal Health Corp(b)	591,693
58,902	Prestige Brands Holdings Inc(a)(c)	3,032,275
14,601	Providence Service Corp(a)	685,079
36,487	Repligen Corp(a)	1,032,217
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
40,456	Resources Connection Inc	$ 661,051
26,089	Sagent Pharmaceuticals Inc(a)	415,076
21,626	Sanderson Farms Inc(b)	1,676,448
116,314	Select Medical Holdings Corp	1,385,300
5,937	Seneca Foods Corp Class A(a)	172,054
58,322	Snyder's-Lance Inc(b)	2,000,445
41,894	SpartanNash Co	906,586
64,134	Spectrum Pharmaceuticals Inc(a)(b)	386,728
12,591	Strayer Education Inc(a)	756,971
37,001	Supernus Pharmaceuticals Inc(a)	497,293
14,264	SurModics Inc(a)	289,131
46,707	TrueBlue Inc(a)	1,203,172
63,311	Tumi Holdings Inc(a)	1,052,862
24,813	Universal Corp(b)	1,391,513
22,266	Universal Technical Institute Inc	103,760
13,968	US Physical Therapy Inc	749,802
19,192	Vascular Solutions Inc(a)	660,013
21,902	Viad Corp	618,293
47,149	Wausau Paper Corp	482,334
14,695	WD-40 Co(b)	1,449,662
		140,382,882
Energy — 2.35%
78,794	Archrock Inc	592,531
37,562	Basic Energy Services Inc(a)(b)	100,666
52,811	Bill Barrett Corp(a)(b)	207,547
42,809	Bonanza Creek Energy Inc(a)(b)	225,604
38,706	Bristow Group Inc(b)	1,002,485
22,106	CARBO Ceramics Inc(b)	380,223
59,385	Carrizo Oil & Gas Inc(a)	1,756,608
64,455	Cloud Peak Energy Inc(a)(b)	134,066
21,165	Contango Oil & Gas Co(a)	135,668
39,397	Exterran Corp(a)	632,322
59,370	Flotek Industries Inc(a)(b)	679,193
24,288	FutureFuel Corp	327,888
13,749	Geospace Technologies Corp(a)	193,448
38,927	Green Plains Inc	891,428
15,745	Gulf Island Fabrication Inc	164,693
28,416	Gulfmark Offshore Inc Class A(b)	132,703
109,475	Helix Energy Solutions Group Inc(a)(b)	575,839
29,934	Matrix Service Co(a)	614,844
93,683	Newpark Resources Inc(a)	494,646
60,491	Northern Oil & Gas Inc(a)(b)	233,495
44,579	PDC Energy Inc(a)	2,379,627
74,068	Pioneer Energy Services Corp(a)	160,728
6,334	REX American Resources Corp(a)(b)	342,479
52,451	Rex Energy Corp(a)(b)	55,074
17,826	SEACOR Holdings Inc(a)	936,935
62,302	Stone Energy Corp(a)(b)	267,276
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Energy — (continued)
70,541	SunCoke Energy Inc	$ 244,777
110,260	Synergy Resources Corp(a)(b)	939,415
45,745	Tesco Corp	331,194
90,913	TETRA Technologies Inc(a)	683,666
54,890	Unit Corp(a)(b)	669,658
		16,486,726
Financial — 23.84%
76,817	Acadia Realty Trust REIT	2,546,484
21,357	Agree Realty Corp REIT	725,924
43,545	American Assets Trust Inc REIT	1,669,951
90,763	American Equity Investment Life Holding Co	2,181,035
28,944	Ameris Bancorp	983,807
20,740	AMERISAFE Inc	1,055,666
100,748	Astoria Financial Corp	1,596,856
47,932	Bank Mutual Corp	373,870
23,043	Banner Corp	1,056,752
88,101	BBCN Bancorp Inc	1,517,099
63,404	BofI Holding Inc(a)(b)	1,334,654
92,477	Boston Private Financial Holdings Inc	1,048,689
76,194	Brookline Bancorp Inc	876,231
18,875	Calamos Asset Management Inc Class A	182,710
106,479	Capstead Mortgage Corp REIT	930,626
35,844	Cardinal Financial Corp	815,451
51,735	CareTrust REIT Inc	566,498
80,438	Cedar Realty Trust Inc REIT	569,501
33,952	Central Pacific Financial Corp	747,623
65,338	Chesapeake Lodging Trust REIT	1,643,904
16,617	City Holding Co(b)	758,400
64,381	Columbia Banking System Inc	2,093,026
48,025	Community Bank System Inc	1,918,119
33,620	CoreSite Realty Corp REIT	1,906,926
228,595	Cousins Properties Inc REIT	2,155,651
109,722	CVB Financial Corp(b)	1,856,496
223,070	DiamondRock Hospitality Co REIT	2,152,626
33,998	Dime Community Bancshares Inc	594,625
35,569	EastGroup Properties Inc REIT	1,977,992
61,743	Education Realty Trust Inc REIT	2,338,825
17,015	eHealth Inc(a)	169,810
35,994	Employers Holdings Inc	982,636
25,469	Encore Capital Group Inc(a)(b)	740,639
28,797	Enova International Inc(a)	190,348
66,166	EPR Properties REIT(c)	3,867,403
43,344	Evercore Partners Inc Class A	2,343,610
57,428	Financial Engines Inc(b)	1,933,601
128,070	First BanCorp(a)	416,228
99,692	First Commonwealth Financial Corp	904,206
68,772	First Financial Bancorp	1,242,710
Shares		Fair Value
Financial — (continued)
73,176	First Financial Bankshares Inc	$ 2,207,720
86,728	First Midwest Bancorp Inc	1,598,397
17,497	First NBC Bank Holding Co(a)	654,213
195,728	FNB Corp	2,611,012
37,396	Forestar Group Inc(a)	409,112
42,729	Four Corners Property Trust Inc REIT(a)	1,032,333
99,480	Franklin Street Properties Corp REIT	1,029,618
82,996	GEO Group Inc REIT	2,399,414
28,271	Getty Realty Corp REIT	484,848
84,276	Glacier Bancorp Inc	2,235,842
77,744	Government Properties Income Trust REIT(b)	1,233,797
30,517	Greenhill & Co Inc	873,091
35,695	Hanmi Financial Corp	846,685
9,617	HCI Group Inc(b)	335,152
112,165	Healthcare Realty Trust Inc REIT(c)	3,176,513
38,394	HFF Inc Class A	1,192,902
67,615	Home BancShares Inc	2,739,760
44,976	Horace Mann Educators Corp	1,492,304
28,593	Independent Bank Corp	1,330,146
12,793	Infinity Property & Casualty Corp	1,051,968
98,423	Inland Real Estate Corp REIT	1,045,252
64,091	Interactive Brokers Group Inc Class A	2,794,368
17,175	International FCStone Inc(a)	574,676
36,568	Investment Technology Group Inc	622,387
92,615	Kite Realty Group Trust REIT	2,401,507
47,783	LegacyTexas Financial Group Inc	1,195,531
233,421	Lexington Realty Trust REIT(b)	1,867,368
39,518	LTC Properties Inc REIT	1,704,807
78,084	MB Financial Inc	2,527,579
261,296	Medical Properties Trust Inc REIT(c)	3,007,517
155,756	National Penn Bancshares Inc	1,920,471
11,921	Navigators Group Inc(a)	1,022,703
49,088	NBT Bancorp Inc	1,368,573
51,457	Northfield Bancorp Inc(b)	819,195
113,098	Northwest Bancshares Inc	1,514,382
48,279	OFG Bancorp	353,402
127,743	Old National Bancorp	1,732,195
42,683	Oritani Financial Corp	704,270
91,494	Parkway Properties Inc REIT	1,430,051
76,846	Pennsylvania REIT	1,680,622
38,927	Pinnacle Financial Partners Inc	1,999,291
17,018	Piper Jaffray Cos(a)	687,527
53,121	PRA Group Inc(a)(b)	1,842,767
87,794	PrivateBancorp Inc(c)	3,601,310
59,171	ProAssurance Corp	2,871,569
64,981	Provident Financial Services Inc	1,309,367
21,533	PS Business Parks Inc REIT	1,882,630
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
109,569	Retail Opportunity Investments Corp REIT	$ 1,961,285
41,975	RLI Corp	2,591,956
50	RMR Group Inc Class A(a)(b)	730
37,856	S&T Bancorp Inc	1,166,722
71,343	Sabra Health Care Inc REIT	1,443,269
15,600	Safety Insurance Group Inc	879,528
13,001	Saul Centers Inc REIT	666,561
63,414	Selective Insurance Group Inc	2,129,442
31,176	Simmons First National Corp Class A	1,601,199
26,563	Southside Bancshares Inc	638,043
133,099	Sterling Bancorp	2,158,866
24,234	Stewart Information Services Corp	904,655
95,679	Summit Hotel Properties Inc REIT	1,143,364
69,874	Talmer Bancorp Inc Class A	1,265,418
51,183	Texas Capital Bancshares Inc(a)	2,529,464
13,335	Tompkins Financial Corp	748,894
108,490	TrustCo Bank Corp NY	666,129
46,848	UMB Financial Corp	2,180,774
72,151	United Bankshares Inc(b)	2,668,865
63,189	United Community Banks Inc	1,231,554
23,905	United Fire Group Inc	915,801
19,470	United Insurance Holdings Corp	332,937
13,800	Universal Health Realty Income Trust REIT	690,138
35,998	Universal Insurance Holdings Inc(b)	834,434
29,876	Urstadt Biddle Properties Inc REIT Class A	574,814
7,729	Virtus Investment Partners Inc	907,848
39,218	WageWorks Inc(a)	1,779,321
30,366	Walker & Dunlop Inc(a)	874,844
28,445	Westamerica Bancorporation(b)	1,329,804
76,881	Wilshire Bancorp Inc	887,976
53,851	Wintrust Financial Corp(b)	2,612,851
9,113	World Acceptance Corp(a)(b)	338,092
		167,038,930
Industrial — 16.52%
44,361	AAON Inc	1,030,062
37,506	AAR Corp	986,033
66,290	Actuant Corp Class A	1,588,308
45,510	Advanced Energy Industries Inc(a)	1,284,747
39,351	Aegion Corp(a)	759,868
69,628	Aerojet Rocketdyne Holdings Inc(a)	1,090,375
22,250	Aerovironment Inc(a)	655,708
31,760	Albany International Corp Class A	1,160,828
7,468	American Science & Engineering Inc	309,026
31,952	Apogee Enterprises Inc	1,390,232
43,571	Applied Industrial Technologies Inc	1,764,190
Shares		Fair Value
Industrial — (continued)
26,871	ArcBest Corp	$ 574,771
21,448	Astec Industries Inc	872,934
27,836	Atlas Air Worldwide Holdings Inc(a)	1,150,740
28,541	AZZ Inc	1,586,023
15,792	Badger Meter Inc	925,253
57,339	Barnes Group Inc	2,029,227
9,161	Bel Fuse Inc Class B	158,394
55,857	Benchmark Electronics Inc(a)	1,154,564
43,993	Boise Cascade Co(a)	1,123,141
52,950	Brady Corp Class A	1,216,791
49,141	Briggs & Stratton Corp	850,139
30,480	Celadon Group Inc	301,447
34,734	Chart Industries Inc(a)	623,823
48,631	Checkpoint Systems Inc	304,916
18,539	CIRCOR International Inc	781,419
26,965	Coherent Inc(a)	1,755,691
41,062	Comfort Systems USA Inc	1,166,982
36,533	CTS Corp	644,442
24,036	Cubic Corp	1,135,701
50,936	Curtiss-Wright Corp(c)	3,489,116
26,384	Drew Industries Inc	1,606,522
14,551	DXP Enterprises Inc(a)	331,763
36,259	Dycom Industries Inc(a)	2,536,680
28,077	Echo Global Logistics Inc(a)	572,490
26,469	Electro Scientific Industries Inc(a)	137,374
69,276	EMCOR Group Inc(c)	3,328,019
22,959	Encore Wire Corp	851,549
49,584	EnerSys	2,773,233
23,830	EnPro Industries Inc	1,044,707
21,928	Era Group Inc(a)	244,497
29,121	ESCO Technologies Inc	1,052,433
28,946	Exponent Inc	1,445,853
33,345	Fabrinet (a)	794,278
19,155	FARO Technologies Inc(a)	565,456
69,799	Federal Signal Corp	1,106,314
34,363	Forward Air Corp	1,477,953
43,752	Franklin Electric Co Inc	1,182,617
32,853	Gibraltar Industries Inc(a)	835,780
28,886	Greenbrier Cos Inc	942,261
42,646	Griffon Corp	759,099
90,938	Harsco Corp	716,591
14,034	Haynes International Inc	514,908
82,072	Headwaters Inc(a)	1,384,555
68,220	Heartland Express Inc(b)	1,161,104
69,864	Hillenbrand Inc	2,070,070
36,226	Hornbeck Offshore Services Inc(a)(b)	360,086
39,967	Hub Group Inc Class A(a)	1,316,913
57,747	II-VI Inc(a)	1,071,784
42,819	Itron Inc(a)	1,549,191
32,288	John Bean Technologies Corp	1,608,911
30,165	Kaman Corp	1,231,034
95,740	KapStone Paper & Packaging Corp	2,162,767
68,521	Knight Transportation Inc	1,660,264
12,485	Lindsay Corp(b)	903,914
24,840	Littelfuse Inc	2,658,128
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Industrial — (continued)
22,368	LSB Industries Inc(a)(b)	$ 162,168
18,519	Lydall Inc(a)	657,054
25,982	Marten Transport Ltd	459,881
48,572	Matson Inc	2,070,624
43,184	Methode Electronics Inc	1,374,547
37,123	Moog Inc Class A(a)	2,249,654
63,220	Mueller Industries Inc	1,713,262
26,844	Myers Industries Inc	357,562
23,848	MYR Group Inc(a)	491,507
5,628	National Presto Industries Inc	466,336
42,980	Newport Corp(a)	682,093
9,785	Olympic Steel Inc	113,310
28,096	Orion Marine Group Inc(a)	117,160
20,183	OSI Systems Inc(a)	1,789,425
22,562	Park Electrochemical Corp	339,784
54,459	PGT Inc(a)	620,288
37,404	Plexus Corp(a)	1,306,148
10,010	Powell Industries Inc	260,560
37,511	Quanex Building Products Corp	782,104
34,298	Roadrunner Transportation Systems Inc(a)	323,430
31,400	Rofin-Sinar Technologies Inc(a)	840,892
20,026	Rogers Corp(a)	1,032,741
28,541	Saia Inc(a)	635,037
88,414	Sanmina Corp(a)	1,819,560
45,683	Simpson Manufacturing Co Inc	1,560,075
45,783	SPX Corp	427,155
45,783	SPX Flow Inc(a)	1,277,804
14,181	Standex International Corp	1,179,150
21,073	Sturm Ruger & Co Inc(b)	1,256,162
58,770	TASER International Inc(a)(b)	1,016,133
20,452	Tennant Co	1,150,630
67,013	Tetra Tech Inc	1,743,678
51,873	Tidewater Inc(b)	361,036
41,771	TimkenSteel Corp	350,041
43,050	TopBuild Corp(a)	1,324,649
26,369	Tredegar Corp	359,146
72,028	TTM Technologies Inc(a)	468,902
22,089	Universal Forest Products Inc	1,510,225
24,183	US Ecology Inc	881,229
101,269	UTi Worldwide Inc(a)	711,921
19,137	Vicor Corp(a)	174,529
31,425	Watts Water Technologies Inc Class A	1,560,880
		115,802,461
Technology — 10.02%
17,227	Agilysys Inc(a)	172,098
51,686	Blackbaud Inc(c)	3,404,040
42,370	Bottomline Technologies (DE) Inc(a)	1,259,660
75,145	Brooks Automation Inc	802,549
27,401	Cabot Microelectronics Corp(a)	1,199,616
27,007	CACI International Inc Class A(a)	2,505,709
22,057	CEVA Inc(a)	515,252
Shares		Fair Value
Technology — (continued)
76,190	Ciber Inc(a)	$ 267,427
70,470	Cirrus Logic Inc(a)	2,080,979
26,704	Cohu Inc	322,317
11,999	Computer Programs & Systems Inc(b)	596,950
35,074	Constant Contact Inc(a)	1,025,564
36,539	CSG Systems International Inc	1,314,673
27,792	Digi International Inc(a)	316,273
43,128	Diodes Inc(a)	991,081
24,982	DSP Group Inc(a)	235,830
30,246	Ebix Inc(b)	991,766
52,942	Electronics For Imaging Inc(a)	2,474,509
18,979	Engility Holdings Inc	616,438
36,690	Epiq Systems Inc	479,538
54,023	Exar Corp(a)	331,161
36,277	ExlService Holdings Inc(a)	1,629,926
41,653	Insight Enterprises Inc(a)	1,046,323
19,161	Interactive Intelligence Group Inc(a)	602,039
64,509	Kopin Corp(a)	175,464
79,447	Kulicke & Soffa Industries Inc(a)	927,146
57,373	LivePerson Inc(a)	387,268
51,765	Lumentum Holdings Inc(a)	1,139,865
26,465	ManTech International Corp Class A	800,302
66,889	MedAssets Inc(a)	2,069,546
61,738	Medidata Solutions Inc(a)(c)	3,043,066
37,176	Mercury Systems Inc(a)	682,551
105,340	Microsemi Corp(a)(c)	3,433,031
10,425	MicroStrategy Inc Class A(a)	1,869,098
58,651	MKS Instruments Inc	2,111,436
40,671	Monolithic Power Systems Inc	2,591,149
43,089	Monotype Imaging Holdings Inc	1,018,624
16,277	MTS Systems Corp	1,032,125
26,686	Nanometrics Inc(a)	404,026
39,209	Omnicell Inc(a)	1,218,616
31,925	Power Integrations Inc	1,552,513
56,267	Progress Software Corp(a)	1,350,408
95,196	QLogic Corp(a)	1,161,391
47,696	Quality Systems Inc	768,860
129,372	Rambus Inc(a)(b)	1,499,421
92,463	Rovi Corp(a)(b)	1,540,434
35,195	Rudolph Technologies Inc(a)	500,473
72,463	Semtech Corp(a)	1,371,000
39,610	Super Micro Computer Inc(a)(b)	970,841
43,137	Sykes Enterprises Inc(a)	1,327,757
43,850	Synchronoss Technologies Inc(a)	1,544,835
94,193	Take-Two Interactive Software Inc(a)(c)	3,281,684
42,257	Tangoe Inc(a)	354,536
17,576	TeleTech Holdings Inc	490,546
54,479	Tessera Technologies Inc	1,634,915
30,758	Ultratech Inc(a)	609,624
45,848	Veeco Instruments Inc(a)(b)	942,635
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Technology — (continued)
29,580	Virtusa Corp(a)	$ 1,222,837
		70,209,741
Utilities — 4.08%
50,635	ALLETE Inc	2,573,777
40,752	American States Water Co	1,709,546
69,219	Avista Corp	2,448,276
44,239	El Paso Electric Co	1,703,202
48,375	Laclede Group Inc	2,873,959
95,501	New Jersey Resources Corp(c)	3,147,713
30,307	Northwest Natural Gas Co	1,533,837
53,432	NorthWestern Corp	2,898,686
88,154	Piedmont Natural Gas Co Inc(c)	5,026,541
76,606	South Jersey Industries Inc	1,801,773
52,369	Southwest Gas Corp	2,888,674
		28,605,984
TOTAL COMMON STOCK — 99.22% (Cost $607,345,890)		$ 695,367,851
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.58%
$11,105,000	Federal Home Loan Bank 0.03%, 01/04/2016	11,104,972
U.S. Treasury Bonds and Notes — 0.10%
	U.S. Treasury Bills(d)
320,000	0.03%, 02/25/2016	319,984
360,000	0.08%, 03/17/2016	359,937
		679,921
Repurchase Agreements — 8.55%
14,231,610	Undivided interest of 17.40% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $14,231,610 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(e)	14,231,610
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,231,610	Undivided interest of 17.40% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $14,231,610 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(e)
		$ 14,231,610
2,995,691	Undivided interest of 22.82% in a repurchase agreement (principal amount/value $13,129,740 with a maturity value of $13,130,163) with BNP Paribas Securities Corp, 0.29%, dated 12/31/15 to be repurchased at $2,995,691 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 5.38%, 1/31/16 - 11/15/43, with a value of $13,392,335.(e)	2,995,691
14,231,610	Undivided interest of 24.17% in a repurchase agreement (principal amount/value $58,898,404 with a maturity value of $58,900,302) with ING Financial Markets LLC, 0.29%, dated 12/31/15 to be repurchased at $14,231,610 on 1/4/16 collateralized by various U.S. Government Agency securities, 1.98% - 5.57%, 4/1/20 - 9/1/45, with a value of $60,076,443.(e)	14,231,610
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$14,231,610	Undivided interest of 26.23% in a repurchase agreement (principal amount/value $54,264,694 with a maturity value of $54,266,623) with Scotia Capital (USA) Inc, 0.32%, dated 12/31/15 to be repurchased at $14,231,610 on 1/4/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.25%, 2/29/16 - 6/20/61, with a value of $55,351,959.(e)
$ 14,231,610
59,922,131
SHORT TERM INVESTMENTS — 10.23% (Cost $71,707,024)	$ 71,707,024
TOTAL INVESTMENTS — 109.45% (Cost $679,052,914)	$ 767,074,875
OTHER ASSETS & LIABILITIES, NET — (9.45)%	$ (66,250,817)
TOTAL NET ASSETS — 100.00%	$ 700,824,058
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2015.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	112	USD	$12,672,800	March 2016	$6,918
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $58,089,874 of securities on loan)(a)	$707,152,744
Repurchase agreements, fair value(b)	59,922,131
Cash	211,071
Subscriptions receivable	1,333,220
Receivable for investments sold	812,277
Dividends receivable	887,925
Total Assets	770,319,368
LIABILITIES:
Payable to investment adviser	152,325
Payable for administrative services fees	136,780
Payable upon return of securities loaned	59,922,131
Redemptions payable	8,425,980
Payable for investments purchased	724,949
Payable for distribution fees	4,119
Variation margin on futures contracts	129,026
Total Liabilities	69,495,310
NET ASSETS	$700,824,058
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,991,451
Paid-in capital in excess of par	600,422,928
Net unrealized appreciation	88,028,879
Accumulated net realized gain	5,380,800
NET ASSETS	$700,824,058
NET ASSETS BY CLASS
Initial Class	$424,727,511
Class L	$18,429,083
Institutional Class	$257,667,464
CAPITAL STOCK:
Authorized
Initial Class	90,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	38,162,610
Class L	1,325,815
Institutional Class	30,426,080
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.13
Class L	$13.90
Institutional Class	$8.47
(a) Cost of investments	$619,130,783
(b) Cost of repurchase agreements	$59,922,131
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$2,026
Income from securities lending	574,986
Dividends	11,373,306
Foreign withholding tax	(3,137)
Total Income	11,947,181
EXPENSES:
Management fees	2,749,058
Administrative services fees – Initial Class	1,103,618
Administrative services fees – Class L	40,696
Distribution fees – Class L	41,691
Total Expenses	3,935,063
Less amount waived by distributor - Class L	55
Net Expenses	3,935,008
NET INVESTMENT INCOME	8,012,173
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	62,826,628
Net realized gain on futures contracts	1,124,476
Net Realized Gain	63,951,104
Net change in unrealized depreciation on investments	(88,639,864)
Net change in unrealized depreciation on futures contracts	(100,364)
Net Change in Unrealized Depreciation	(88,740,228)
Net Realized and Unrealized Loss	(24,789,124)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,776,951)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West S&P Small Cap 600® Index Fund	2015	2014
OPERATIONS:
Net investment income	$8,012,173	$6,030,255
Net realized gain	63,951,104	51,548,686
Net change in unrealized depreciation	(88,740,228)	(18,680,030)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,776,951)	38,898,911
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,199,471)	(8,468,688)
Class L	(123,898)	(63,045)
Institutional Class	(4,478,591)	N/A
From net investment income	(9,801,960)	(8,531,733)
From net realized gains
Initial Class	(38,913,694)	(43,698,457)
Class L	(1,420,909)	(428,395)
Institutional Class	(28,109,334)	N/A
From net realized gains	(68,443,937)	(44,126,852)
Total Distributions	(78,245,897)	(52,658,585)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	243,385,810	314,518,064
Class L	28,506,104	8,592,493
Institutional Class	325,377,314	N/A
Shares issued in reinvestment of distributions
Initial Class	44,113,165	52,167,145
Class L	1,544,807	491,440
Institutional Class	32,587,925	N/A
Shares redeemed
Initial Class	(541,348,853)	(277,703,708)
Class L	(19,704,882)	(3,524,287)
Institutional Class	(58,488,537)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	55,972,853	94,541,147
Total Increase (Decrease) in Net Assets	(39,049,995)	80,781,473
NET ASSETS:
Beginning of year	739,874,053	659,092,580
End of year	$700,824,058	$739,874,053
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	19,127,623	24,674,385
Class L	1,850,245	548,928
Institutional Class	32,764,522	N/A
Shares issued in reinvestment of distributions
Initial Class	3,819,173	4,069,384
Class L	107,658	31,219
Institutional Class	3,696,707	N/A
Shares redeemed
Initial Class	(42,520,098)	(21,658,601)
Class L	(1,255,454)	(227,265)
Institutional Class	(6,035,149)	N/A
Net Increase	11,555,227	7,438,050
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$12.65	0.12 (c)	(0.42)	(0.30)	-	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
12/31/2014	$12.93	0.11 (c)	0.56	0.67	-	(0.15)	(0.80)	(0.95)	$12.65	5.20%
12/31/2013	$ 9.66	0.10 (c)	3.81	3.91	-	(0.16)	(0.48)	(0.64)	$12.93	40.59%
12/31/2012	$ 8.73	0.13 (c)	1.24	1.37	-	(0.15)	(0.29)	(0.44)	$ 9.66	15.78%
12/31/2011	$ 9.14	0.10	(0.07)	0.03	-	(0.10)	(0.34)	(0.44)	$ 8.73	0.36%
Class L
12/31/2015	$15.58	0.12 (c)	(0.54)	(0.42)	-	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
12/31/2014	$15.72	0.10 (c)	0.68	0.78	-	(0.12)	(0.80)	(0.92)	$15.58	4.93%
12/31/2013	$11.67	0.09 (c)	4.60	4.69	-	(0.16)	(0.48)	(0.64)	$15.72	40.25%
12/31/2012	$10.47	0.14 (c)	1.48	1.62	-	(0.13)	(0.29)	(0.42)	$11.67	15.49%
12/31/2011 (d)	$10.00	0.14	0.79	0.93	-	(0.14)	(0.32)	(0.46)	$10.47	9.31% (e)
Institutional Class
12/31/2015 (f)	$10.00	0.09 (c)	(0.42)	(0.33)	-	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2015	$424,728	0.60%	0.60%	N/A	0.98%	25%
12/31/2014	$730,165	0.60%	0.60%	N/A	0.86%	20%
12/31/2013	$654,842	0.60%	0.60%	0.84%	0.84%	17%
12/31/2012	$440,737	0.60%	0.60%	1.37%	1.37%	13%
12/31/2011	$323,230	0.60%	0.60%	0.62%	0.62%	20%
Class L
12/31/2015	$ 18,429	0.85%	0.85%	N/A	0.78%	25%
12/31/2014	$ 9,709	0.85%	0.85%	N/A	0.66%	20%
12/31/2013	$ 4,251	0.85%	0.85%	0.62%	0.62%	17%
12/31/2012	$ 751	0.85%	0.84%	1.21%	1.22%	13%
12/31/2011 (d)	$ 185	0.88% (h)	0.84% (h)	0.73% (h)	0.77% (h)	20%
Institutional Class
12/31/2015 (f)	$257,667	0.25% (h)	0.25% (h)	N/A	1.37% (h)	25%
(a)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was August 12, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2015

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 695,367,851	$ —	$ 0	$ 695,367,851
Short Term Investments	—	71,707,024	—	71,707,024
Total investments, at fair value:	695,367,851	71,707,024	0	767,074,875
Other Financial Investments:
Futures Contracts(a)	6,918	—	—	6,918
Total Assets	$ 695,374,769	$ 71,707,024	$ 0	$ 767,081,793
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2015

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$9,801,960	$8,531,733
Long-term capital gain	68,443,937	44,126,852
	$78,245,897	$52,658,585
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$1,789,787	$(1,789,787)

Annual Report - December 31, 2015

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$51,069
Undistributed long-term capital gains	8,333,458
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	85,025,152
Tax composition of capital	$93,409,679
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$682,049,723
Gross unrealized appreciation on investments	170,609,920
Gross unrealized depreciation on investments	(85,584,768)
Net unrealized appreciation on investments	$85,025,152
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2015

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 94 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2015 is as follows:
Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$6,918 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,124,476	Net change in unrealized depreciation on futures contracts	$(100,364)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2015

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $186,552,981 and $200,619,844, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $58,089,874 and received collateral as reported on the Statement of Assets and Liabilities of $59,922,131 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
On December 17, 2015, the Board of Directors approved the merger of the Great-West Small Cap Growth Fund (Target Fund) into the Great-West S&P Index 600 Fund (Acquiring Fund), with an effective date on or about March 9, 2016. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West S&P Small Cap 600® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Small Cap 600® Index Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 92% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016